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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                December 31, 2001

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number: 028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:  617-646-7728

Signature, place and date of signing:

/S/ ROBERT T. NEEDHAM      , Boston, Massachusetts, February 13, 2002
---------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $338,946 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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
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                                                   Value       Shrs or  Sh/   Put/   Investment    Other        Voting Authority
Name of Issuer        Title of Class   Cusip       (x$1000)    Prn Amt  Prn   Call   Discretion    Managers   Sole    Shared   Other
-------------         --------------   -----       --------    -------  ----------   ----------    --------   ----   -------   -----

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
Adelphia
Communications
Corp                  Common Stock     006848105      29621    950000    SH          Sole                     950000

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Akamai Tech           Convrt Bonds     00971TAC5       1721   3400000    SH          Sole                    3400000

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Amgen Inc             Common Stock     031162100       6829    121000    SH          Sole                     121000

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Aquila Inc            Common Stock     03840J106      15580    911100    SH          Sole                     911100

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AT&T Wireless
Services Inc          Common Stock     00209A106      19400   1350000    SH          Sole                    1350000

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Calpine Corp          Common Stock     131347106      20988   1250000    SH          Sole                    1250000

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Cendant Corp          Common Stock     151313103      20689   1055000    SH          Sole                    1055000

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Conexant Systems      Convrt Bonds     207142AF7      21490  33000000    SH          Sole                   33000000

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Digex Inc             Common Stock     253756100         36     12100    SH          Sole                      12100

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Dynegy Inc            Common Stock     26816Q101      10200    400000    SH          Sole                     400000

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Grey Global Group In  Common Stock     39787M108       8232     12346    SH          Sole                      12346

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Gyrodyne Co Amer Inc  Common Stock     403820103       2920    209350    SH          Sole                     209350

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NTL Incorporated      Common Stock     629407107       9400 10000000SH               Sole                   10000000

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Omega Worldwide Inc   Common Stock     68210B108        358    219412    SH          Sole                     219412

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Pepsico Inc           Common Stock     713448108      25736    528565    SH          Sole                     528565

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Prime Group
Realty Trust          REITS/RICS       74158J103      20004   2167300    SH          Sole                    2167300

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Primedia Inc          Common Stock     74157K101       1065    244800    SH          Sole                     244800

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



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
---------------------------------------------------------------------------------------------------------------------------------
                                                   Value       Shrs or  Sh/   Put/   Investment    Other        Voting Authority
Name of Issuer        Title of Class   Cusip       (x$1000)    Prn Amt  Prn   Call   Discretion    Managers   Sole    Shared   Other
-------------         --------------   -----       --------    -------  ----------   ----------    --------   ----   -------   -----

----------------------------------------------------------------------------------------------------------------------------------
Providian
Finl Corp             Common Stock     74406A102       2961    838900    SH          Sole                     838900

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Providian Finl Corp   Options - Calls  74406A2AB        110    200000    SH   Call   Sole                     200000

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Stet Hellas
Telecom S.A.          ADRS Stocks      859823106       4339    705600    SH          Sole                     705600

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Terra Networks
SA Spons              ADRS Stocks      88100W103      15740   2000000    SH          Sole                    2000000

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Triton PCS
Holdings Inc          Common Stock     89677M106       4403    150000    SH          Sole                     150000

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Unitedglobalcom Inc   Common Stock     913247508      10018   2003600    SH          Sole                    2003600

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Wyndamham
International         Common Stock     983101106        328    585200    SH          Sole                     585200

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